REVERSE ACQUISITION - Pro forma information for the periods (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2021 HKD ($)
Business acquisition, proforma information
Revenue	$ 31,535	$ 257,631
Net loss	$ (53,956)	$ (191,468)